Schedule of Marketing Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock based compensation	$ 54	$ 206	$ 485	$ 1,682
Total marketing expenses	2	168	220	822
Selling and Marketing Expense [Member]
Salaries and related expenses			3
Professional expenses			2	153
Other expenses				10
Stock based compensation	$ 1	$ 162	215	659
Total marketing expenses			$ 220	$ 822